Shareholder Report, Average Annual Return (Details) 190148_Angel Oak UltraShort Income Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	94 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.39%	3.33%	3.23%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.97%
Bloomberg Short Treasury: 9-12 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent	4.32%	2.83%	2.60%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent	4.37%	3.18%	2.75%